Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 27,235	$ 53,749
Restricted cash (Notes 4 and 5)	6,623	5,700
Accounts receivable trade, net	4,223	7,004
Accounts receivable, other	3,230	4,297
Inventories	7,642	8,851
Prepayments and advances	2,579	3,077
Derivative financial instruments (Note 5)	15	167
Other current assets (Note 3)	2,809	0
Total current assets	54,356	82,845
FIXED ASSETS:
Vessels, net of accumulated depreciation of $528,044 and $591,484	2,515,874	2,579,285
Office furniture and equipment, net of accumulated depreciation of $2,241 and $2,496	718	941
Total fixed assets, net	2,516,592	2,580,226
OTHER NON CURRENT ASSETS:
Other deferred non-current assets	1,257	1,108
Restricted cash (Note 4)	58,250	57,750
Total other non-current assets	59,507	58,858
Total assets	2,630,455	2,721,929
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees (Note 4)	56,510	104,879
Accounts payable	12,025	12,062
Due to related parties (Note 3)	680	486
Deferred revenue	8,493	13,924
Accrued liabilities	20,671	16,696
Derivative financial instruments (Note 5)	19,797	19,453
Other current liabilities (Note 3)	4,064	0
Total current liabilities	122,240	167,500
Long-term debt, net of current portion and net of unamortized deferred financing fees (Note 4)	974,848	952,716
Time charters acquired, net of accumulated amortization of $864,115 and $865,890 (Note 7)	12,858	14,633
Derivative financial instruments (Note 5)	19,709	26,516
Total non-current liabilities	1,007,415	993,865
Total liabilities	1,129,655	1,161,365
Commitments and contingencies (Note 11)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.1 par value: 5,000,000 shares authorized, none issued	0	0
Common Stock, $0.01 par value; 994,000,000 Class A shares and 1,000,000 Class B shares authorized; 88,909,430 Class A shares (including Class A shares held in treasury) and 230,746 Class B shares, issued and outstanding at December 31, 2011 and 92,835,929 Class A shares and 230,746 Class B shares, issued and outstanding at June 30, 2012 (Note 8)	930	891
Additional paid-in capital (Notes 8 and 9)	1,080,797	1,071,263
Accumulated Other Comprehensive Loss (Note 5)	(3,206)	(3,064)
Retained Earnings	410,068	480,081
Treasury stock (78,650 Class A shares at December 31, 2011 and 588 Class B shares at December 31, 2011 and June 30, 2012)	0	(189)
Excel Maritime Carriers Ltd. Stockholders' equity	1,488,589	1,548,982
Non-controlling interest (Note 1)	12,211	11,582
Total stockholders' equity	1,500,800	1,560,564
Total liabilities and stockholders' equity	$ 2,630,455	$ 2,721,929